Segment and Geographic Information	6 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Segment and Geographic Information

15. Segment and Geographic Information

Disclosure requirements about segments of an enterprise and related information establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information of those segments to be presented in interim financial reports issued to shareholders. Operating segments are defined as components of an enterprise about which separate discrete financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker is the chief executive officer. The Company and the chief executive officer view the Company’s operations and manage its business as one operating segment.

Geographic Data

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows (in thousands):

	Three months ended September 30,		Six months ended September 30,
	2016	2015	2016	2015
Revenue:
United States	$21,300	$14,054	$40,411	$27,720
United Kingdom	14,917	14,005	30,267	27,111
South Africa	6,625	5,736	12,399	11,662
Other	1,519	712	2,744	1,342

Total revenue	$44,361	$34,507	$85,821	$67,835

Property and equipment, net by geographic location consists of the following (in thousands):

	As of September 30,	As of March 31,
	2016	2016
United States	$13,760	$11,363
United Kingdom	7,864	7,677
Australia	3,705	2,886
South Africa	2,901	2,569
Other	367	311

Total	$28,597	$24,806